Share Capital - Option fair value assumptions (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share Capital
Annualized volatility	142.00%	114.00%
Risk-free interest rate	1.59%	0.56%
Expected life of options	4.15	4
Share price on grant date	$ 7.35	$ 3.41